SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan - Lloyds Banking Group Executive Share Plan 2006 [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding, Period Start	417,385,636	370,804,915
Granted	174,490,843	160,586,201
Vested	(88,318,950)	(73,270,301)
Forfeited	(55,029,439)	(48,108,870)
Dividend award	11,376,655	7,373,691
Outstanding, Period End	459,904,745	417,385,636